     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-21634

                                                                                      Access One Trust
                                                                                 (Exact name of registrant as specified in charter)

                            7501 Wisconsin Avenue, Suite 1000                                           Bethesda, MD                                                                         20814
                                                                          (Address of principal executive offices)                                                                                   (Zip code)

                                                                        Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219
                                                                                          (Name and address of agent for service)

Registrant’s telephone number, including area code:                        (240) 497-6400

Date of fiscal year end:                              December 31

Date of reporting period:                           December 31, 2007

Item 1. Reports to Stockholders.

Table of Contents

i	Message from the Chairman

ii	Management Discussion of Fund Performance

1	Allocation of Portfolio Holdings & Composition

1	Schedule of Portfolio Investments

2	Statement of Assets and Liabilities

3	Statement of Operations

4	Statements of Changes in Net Assets

5	Financial Highlights

6	Notes to Financial Statements

12	Report of Independent Registered Public Accounting Firm

13	Board Approval of Investment Advisory Agreements

15	Expense Examples

16	Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of the Access VP High Yield Fund for the one-year period ended December 31, 2007.

For the year, the Bear Stearns High Yield Composite Index, a widely used measure of high yield market performance, returned 2.1%. However, that modest gain belied the volatility high yield investments experienced during the year.

A good start

For the first five months of 2007, a healthy economy characterized by low unemployment, robust consumer spending, and strong demand for U.S. exports provided a favorable environment for high yield performance. Accordingly, the Bear Stearns High Yield Composite Index had a gain of 4.9% from December 31, 2006 through May 31, 2007.

A weak finish

In the summer, high yield investments began to suffer due to slower economic growth and mounting concerns that the subprime mortgage crisis could spur high yield defaults. This led many investors to sell some high yield assets and move into less risky investments. Subprime worries also outweighed attempts by the Federal Reserve to stimulate the economy with three federal funds rate cuts in the fall. Accordingly, the Bear Stearns High Yield Composite Index declined 2.7% from May 31 through December 31, 2007.

In the end, high yield bonds failed to perform better than much safer U.S. Treasuries and the broad U.S. stock market. The total return of the five-year U.S. Treasury note was 9.7% in 2007, while the S&P 500® Index had a total return of 5.5% for the year.

As always, we deeply appreciate your investment in the Access VP High Yield Fund, as well as the confidence you have placed in us.

Sincerely,

Michael L. Sapir
Chairman

Investing in Access VP High Yield Fund involves certain risks, including high yield, credit default swap, interest rate, credit, liquidity, aggressive investment technique, counterparty, foreign investment, issuer, management, market, non-diversification, repurchase agreement, turnover, valuation and lack of operation history risks. Please see the prospectus for a more complete description of these risks.

i

Management Discussion of Fund Performance
Access VP High Yield Fund

The Access VP High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity. However, the Fund does not seek to match the daily returns of a specific benchmark.

During the past 12 months, the performance of the High Yield sector was mixed. The first five months of this period (Jan 2007 through May 2007) saw a strong economy, relatively low unemployment, robust consumer spending, and solid economic growth overseas. During the second part of this period (from June 2007 through Dec 2007) concerns about rising defaults in sub-prime mortgages were a dominate theme. During this period, many investors sold some of their lower quality holdings and moved into less risky investments. For the fiscal year ended December 31, 2007, the Fund had a total return of 5.19%. The Bear Stearns High Yield Composite Index1, a widely used measure of high yield market performance, returned 2.09% during the same time period.

U.S. Treasury Debt generally outperformed the overall high yield market. From December 31, 2006 through December 31, 2007, the total return for the 5-year U.S. Treasury Note was 9.69%, while the 10-year U.S. Treasury Note 9.71%.

However, high yield markets generally were more in-line with the broad U.S. stock market indexes during the same time period. The S&P 500 Index, for example, returned 5.49% from December 31, 2006 through December 31, 2007.

The Access VP High Yield Fund is designed to maintain exposure to the high yield market, regardless of market conditions. This means the Fund does not adopt defensive positions in anticipation of an adverse market climate. The Access VP High Yield Fund seeks to achieve its high yield exposure primarily through Credit Default Swaps (CDS) but may also invest in high yield debt instruments (commonly referred to as junk bonds), other debt and money market instruments and interest rate swap agreements and futures contracts.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Access VP High Yield Fund from May 2, 2005 (inception date) to December 31, 2007, assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of 12/31/07		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

Access VP High Yield Fund	5/2/05	5.19%	8.11%	1.94%	1.63%

Bear Stearns High Yield Composite Index	5/2/05	2.09%	6.74%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-5717.

* Reflects the expense ratio as reported in the Prospectus dated May 1, 2007. Contractual fee waivers are in effect through April 30, 2008. Additional information pertaining to the Fund’s expense ratio as of December 31, 2007 can be found in the Financial Highlights.

1 The Bear Stearns High Yield Composite Index is an unmanaged index that consists of over 1700 fixed income, non-convertible, U.S. dollar denominated securities with a “below investment-grade” rating. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index.

Investments in high yield bonds are subject to greater volatility and greater credit risks than investing in U.S. Treasuries. U.S. Treasury instruments are guaranteed as to the timely payment of principal and interest, if held to maturity. However, both the principal and yield of a mutual fund will fluctuate with changes in market conditions.

Access VP High Yield Fund is subject to the following risks: high yield risk, credit default swap risk, interest rate risk, credit risk, liquidity risk, aggressive investment technique risk, counterparty risk, foreign investment risk, issuer risk, management risk, market risk, non-diversification risk, repurchase agreement risk, turnover risk, valuation risk and lack of operation history risk. In addition, this Fund permits active investment strategies that can decrease performance and increase expenses. Please see the prospectus for a more complete description of these risks.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

ii

ACCESS ONE TRUST
Access VP High Yield Fund
Allocation of Portfolio Holdings & Composition (unaudited)
December 31, 2007

Investment Objective: The Access VP High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.

High Yield Market Exposure
Investment Type	% of Net Assets

Swap Agreements	98%

Total Exposure	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments, cash equivalents or other non-high yield market investment securities.

Holdings

The Access VP High Yield Fund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Industry Exposure
% of Market Exposure

Consumer Cyclical	24%
Communications	16%
Industrial	12%
Consumer Non-Cyclical	11%
Basic Materials	9%
Energy	8%
Utilities	8%
Technology	7%
Financial	5%

ACCESS ONE TRUST	Schedule of Portfolio Investments
Access VP High Yield Fund	December 31, 2007

U.S. Government Agency Obligations (15.5%)
	Principal
	Amount	Value

Federal Home Loan Bank, 3.00%, 1/2/08+	$4,383,000	$4,382,635

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,382,635)		4,382,635

U.S. Treasury Obligations (27.3%)
U.S Treasury Notes, 3.63%, 12/31/12(a)	7,670,000	7,729,322

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,699,946)		7,729,322

Repurchase Agreements (61.8%)
HSBC, 4.10%, 1/2/08+, dated 12/31/07, with a repurchase price of $4,383,998 (Collateralized by $4,135,000 of various U.S. Government Agency Obligations, 4.75%–7.25%, 1/15/10–12/12/11, market value $4,476,486)	4,383,000	4,383,000
Merrill Lynch, 3.95%, 1/2/08+, dated 12/31/07, with a repurchase price of $4,383,961 (Collateralized by $4,415,000 Federal Home Loan Bank, 3.625%, 1/15/08, market value $4,485,633)	4,383,000	4,383,000
UBS, 4.15%, 1/2/08+, dated 12/31/07, with a repurchase price of $4,376,009 (Collateralized by $4,284,000 of various U.S. Government Agency Obligations, 5.25%–7.125%, 6/15/08–6/15/10, market value $4,463,760)	4,375,000	4,375,000
UMB, 1.57%, 1/2/08+, dated 12/31/07, with a repurchase price of $4,383,382 (Collateralized by $4,498,000 of various Federal Home Loan Bank Securities, 3.66%*–4.25%, 1/16/08–11/20/09, market value $4,473,365)	4,383,000	4,383,000

TOTAL REPURCHASE AGREEMENTS
(Cost $17,524,000)		17,524,000

TOTAL INVESTMENT SECURITIES
(Cost $29,606,581)—104.6%		29,635,957
Net other assets (liabilities)—(4.6)%		(1,313,783)

NET ASSETS—100.0%		$28,322,174

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at December 31, 2007.
(a)	As of December 31, 2007, this investment was fair valued in good faith in accordance with procedures approved by the Board of Trustees and represents 27% of net assets.

Total Return Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Total Return Swap Agreement based on the 5-year U.S. Treasury Note (3.625% due 12/31/12) expiring 12/31/07	$14,037,740	$54,713

Credit Default Swap Agreements
Underlying Instrument	Notional Amount	Buy/Sell Protection	Receive Fixed Rate	Expiration Date	Unrealized Gain (Loss)

CDX North America High Yield Swap; Series 9	$13,500,000	Sell	3.75%	12/20/12	$(87,700)
CDX North America High Yield Swap; Series 9	7,600,000	Sell	3.75%	12/20/12	(40,332)
CDX North America High Yield Swap; Series 9	8,000,000	Sell	3.75%	12/20/12	(170,917)

					$(298,949)

See accompanying notes to the financial statements.

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ACCESS ONE TRUST
Access VP High Yield Fund

Statement of Assets and Liabilities
December 31, 2007

Assets:
Securities, at value (cost $12,082,581)	$12,111,957
Repurchase agreements, at cost	17,524,000

Total Investment Securities	29,635,957
Cash	819
Segregated cash balances with custodian for swap agreements	144
Interest receivable	2,439
Unrealized gain on total return swap agreements	54,713
Prepaid expenses	57

Total Assets	29,694,129

Liabilities:
Payable for capital shares redeemed	65,232
Unrealized loss on credit default swap agreements	298,949
Premiums received on credit default swap agreements	943,863
Advisory fees payable	16,729
Management services fees payable	2,231
Administration fees payable	834
Administrative services fees payable	8,968
Distribution fees payable	7,037
Trustee fees payable	5
Transfer agency fees payable	1,321
Fund accounting fees payable	1,137
Compliance services fees payable	669
Other accrued expenses	24,980

Total Liabilities	1,371,955

Net Assets	$28,322,174

Net Assets consist of:
Capital	$28,368,008
Accumulated net investment income (loss)	298,951
Accumulated net realized gains (losses) on investments	(129,925)
Net unrealized appreciation (depreciation) on investments	(214,860)

Net Assets	$28,322,174

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	978,739

Net Asset Value (offering and redemption price per share)	$28.94

See accompanying notes to the financial statements.

2

ACCESS ONE TRUST
Access VP High Yield Fund

Statement of Operations
For the year ended
December 31, 2007

Investment Income:
Interest	$1,151,665

Expenses:
Advisory fees	178,884
Management services fees	35,777
Administration fees	12,101
Transfer agency fees	8,285
Administrative services fees	81,831
Distribution fees	59,628
Custody fees	10,997
Fund accounting fees	11,063
Trustee fees	379
Compliance services fees	942
Printing and mailing fees	27,484
Other fees	19,912

Total Gross Expenses before reductions	447,283
Less Expenses reduced by the Advisor	(59,080)

Total Net Expenses	388,203

Net Investment Income (Loss)	763,462

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,700)
Net realized gains (losses) on swap agreements	667,078
Change in net unrealized appreciation/depreciation on investments	(655,317)

Net Realized and Unrealized Gains (Losses) on Investments	9,061

Change in Net Assets Resulting from Operations	$772,523

See accompanying notes to the financial statements.

3

ACCESS ONE TRUST
Access VP High Yield Fund

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2007	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$763,462	$829,035
Net realized gains (losses) on investments	664,378	1,881,098
Change in net unrealized appreciation/depreciation on investments	(655,317)	86,018

Change in net assets resulting from operations	772,523	2,796,151

Distributions to Shareholders From:
Net investment income	(763,462)	(829,035)
In excess of net investment income	(506,307)	(900,788)
Return of capital	(442,081)	—
Net realized gains on investments	(278,300)	—

Change in net assets resulting from distributions	(1,990,150)	(1,729,823)

Capital Transactions:
Proceeds from shares issued	135,236,026	91,406,848
Dividends reinvested	1,990,150	1,729,823
Value of shares redeemed	(139,437,978)	(97,454,078)

Change in net assets resulting from capital transactions	(2,211,802)	(4,317,407)

Change in net assets	(3,429,429)	(3,251,079)
Net Assets:
Beginning of period	31,751,603	35,002,682

End of period	$28,322,174	$31,751,603

Accumulated net investment income (loss)	$298,951	$11,110

Share Transactions:
Issued	4,587,174	3,027,338
Reinvested	68,766	56,784
Redeemed	(4,703,339)	(3,189,248)

Change in shares	(47,399)	(105,126)

See accompanying notes to the financial statements.

4

ACCESS ONE TRUST
Access VP High Yield Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the period
	year ended	year ended	May 2, 2005(a) through
	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value, Beginning of Period	$30.94	$30.94	$30.00

Investment Activities:
Net investment income (loss)(b)	0.96	0.91	0.36
Net realized and unrealized gains (losses) on investments	0.52	1.87	1.67

Total income (loss) from investment activities	1.48	2.78	2.03

Distributions to Shareholders From:
Net investment income	(1.38)	(1.33)	(0.34)
In excess of net investment income	(0.92)	(1.45)	(0.75)
Return of capital	(0.80)	—	—
Net realized gains on investments	(0.38)	—	—

Total distributions	(3.48)	(2.78)	(1.09)

Net Asset Value, End of Period	$28.94	$30.94	$30.94

Total Return	5.19%	9.57%	6.82	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.88%	2.00%	2.13%
Net expenses(d)	1.63%	1.77%	1.98%
Net investment income (loss)(d)	3.20%	2.96%	1.74%

Supplemental Data:
Net assets, end of period (000’s)	$28,322	$31,752	$35,003
Portfolio turnover rate(e)	1,675%	1,441%	1,534	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

5

ACCESS ONE TRUST

Notes to Financial Statements
December 31, 2007

1.	Organization

The Access One Trust (the “Trust”) is a Delaware statutory trust organized on July 29, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the Access VP High Yield Fund (the “Fund”) which is a non-diversified series of the Trust pursuant to the 1940 Act.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s and Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Security Valuation

 Derivatives (e.g., futures, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of the Fund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of the Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

 The Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the Fund will be monitored by the Advisor. The repurchase price is greater than the price paid by the Fund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the Fund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

ACCESS ONE TRUST

Notes to Financial Statements (continued)
December 31, 2007

Short Sales

The Fund may engage in short sales. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of December 31, 2007, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

The Fund may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral on the Fund’s records as collateral for such when-issued securities. As of December 31, 2007, the Fund did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

 The Fund may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the Fund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure the Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. As of December 31, 2007, the Fund did not hold any futures contracts.

Swap Agreements

 The Fund may enter into swap agreements, primarily credit default swaps (“CDSs”) and “long” total return swaps, for purposes of pursuing its investment objective or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

CDSs are bilateral financial contracts that transfer the credit risk of a third party reference entity or a group of entities from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a predetermined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted debt obligation.

ACCESS ONE TRUST

Notes to Financial Statements (continued)
December 31, 2007

When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged. The Fund expects that new (“on-the run”) CDS issues will become available periodically. As such, the Fund does not expect to hold these contracts to maturity; rather it expects to periodically “roll” all positions to the typically more liquid newer issues.

CDSs are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the periodic coupon payments, are recorded as “unrealized gain or loss on credit default swap agreements”. Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments.

In addition to being exposed to the credit risk of the underlying reference entity, CDSs are subject to counterparty risk, market risk and interest rate risk. CDSs utilized by the Fund may not perform as expected or in a manner similar to the high yield bond markets.

In a “long” total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long total return swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount. Total return swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a total return swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, which is generally no later than monthly, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

CDSs and total return swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement, which may exceed the net asset value of the Fund. The primary risks associated with the use of swap agreements, are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The Fund may use different counterparties to minimize credit risk and limit the exposure to an individual counterparty.

The Fund collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising its right with respect to the collateral.

The Fund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

ACCESS ONE TRUST

Notes to Financial Statements (continued)
December 31, 2007

Allocations

 In addition to the one active Fund included in this report, the Advisor serves as the investment advisor for two active Funds in the Access One Trust not included in this report and each of the Funds in the ProFunds and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate).

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the Access One, ProFunds and ProShares Trusts are allocated across the Access One, ProFunds and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders

 The Fund intends to declare and distribute net investment income at least quarterly. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, differing treatment on certain swap agreements, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain swap agreements) do not require a reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

The Fund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to make timely distributions in order to avoid tax liability. The Fund has a tax year end of December 31st.

In addition, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

New Accounting Standards

 In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Effective January 1, 2008, the Fund adopted SFAS No. 157. The adoption of this standard did not have an impact to the net assets or results of operations of the Fund, however, additional disclosures will be required about the inputs used to develop fair value measurements and the effect of certain measurements on the changes in net assets in fiscal reporting periods subsequent to the adoption date.

3.	Fees and Transactions with Affiliates

The Fund has entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Fund pays the Advisor a fee at an annualized rate of 0.75% of its average daily net assets.

ACCESS ONE TRUST

Notes to Financial Statements (continued)
December 31, 2007

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc. (Citi Investors Services, Inc. acquired The Bisys Group, Inc. effective August 1, 2007), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. ProFunds Distributors, Inc. (the “Distributor”), an affiliate of Citi, serves as the Trust’s distributor. For providing the distribution entity and infrastructure related platform, the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full from available monies already accrued pursuant to the Distribution and Shareholder Services Plan described below, it is contemplated that the Advisor, or an affiliate of the Advisor, will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. During the year ended December 31, 2007, the Distributor was compensated in full from fees accrued pursuant to the Distribution and Shareholder Services Plan. Citi also acts as transfer agent and fund accounting agent for the Fund for which it receives additional fees. As transfer agent for the Fund, Citi receives a base fee, service charges, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the Fund, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the Fund. For these services, the Fund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the Fund may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services. During the year ended December 31, 2007, the Advisor, as an Authorized Firm, was reimbursed $36,219 for expenses incurred under the plan in aggregate relating to the Trust.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the Fund for serving in their respective roles. The Trust, together with the ProFunds and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $65,000. Independent Trustees will also receive $3,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $1,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $81,000 ($162,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the year ended December 31, 2007. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the Fund reimburses the Advisor for its related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the Fund, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the Fund. For these services, the Fund may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of its average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period January 1, 2007 through April 30, 2007, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the Fund in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of the Fund.

Effective May 1, 2007, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the Fund for the period from May 1, 2007 through April 30, 2008 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of the Fund.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the Fund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2007, the repayments that may potentially be made by the Fund are as follows:

	Expires 12/31/08	Expires 12/31/09	Expires 4/30/10	Expires 4/30/11

Access VP High Yield Fund	$21,340	$56,933	$1,024	$46,130

ACCESS ONE TRUST

Notes to Financial Statements (continued)
December 31, 2007

During the year ended December 31, 2007, the Advisor voluntarily waived additional management services fees of $11,926 for the Fund. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

4.
Securities Transactions
The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2007 were as follows:

		Purchases	Sales

	Access VP High Yield Fund	$105,829,319	$107,018,672

5.
Federal Income Tax Information

As of the tax year end of December 31, 2007, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

			Expires 2015

	Access VP High Yield Fund		$ 129,923

The tax character of dividends paid to shareholders during the tax year ended December 31, 2007 were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid

Access VP High Yield Fund	$1,548,069	$–	$1,548,069	$442,081	$1,990,150

The tax character of dividends paid to shareholders during the tax year ended December 31, 2006 were as follows:

	Ordinary Income	Total Distributions Paid

Access VP High Yield Fund	$1,729,823	$ 1,729,823

As of the tax year end of December 31, 2007, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

Access VP High Yield Fund	$–	$–	$–	$(129,923)	$84,089	$(45,834)

At December 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Net
		Tax	Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Access VP High Yield Fund	$29,606,581	$29,376	$–	$29,376

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Access One Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Access VP High Yield Fund (one of the portfolios that is part of Access One Trust, hereafter referred to as the “Fund”) at December 31, 2007, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Fund for the period ended December 31, 2005 were audited by other auditors whose report dated February 17, 2006 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 25, 2008

ACCESS ONE TRUST

Board Approval of Investment Advisory Agreements (unaudited)

At a meeting held on September 19, 2007, the Board of Trustees (the “Board”), including the Independent Trustees, unanimously approved the investment advisory agreement (the “Advisory Agreement”) with ProFund Advisors LLC (the “Advisor”) on behalf of the Funds. In determining whether it was appropriate to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) copies of the Advisory Agreement; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information from prior periods; (vii) detailed comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) assets and accounts managed by Portfolio Managers; and (x) information regarding brokerage allocation and best execution, including a summary of the Advisor’s review of trade execution for the past four calendar quarters. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board carefully evaluated this information, and was advised by fund counsel with respect to its deliberations. The Independent Trustees were advised by their independent legal counsel.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board, including the Independent Trustees, determined that the terms of the Advisory Agreements were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors it considered relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund and its shareholders by the Advisor; (ii) investments performance; (iii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with each Fund; (iv) the extent to which economies of scale might be realized as each Fund grows; and (v) whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor, as well as the systems, processes and resources required to manage the Funds effectively, which might not be present at other investment advisory organizations. The Board took note of the special skills needed to manage the Funds. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information regarding how brokerage for each Fund was allocated. Finally, the Board reviewed the Advisor’s compliance program. The Board considered the Advisor’s success in achieving the investment objectives of each Fund. Based upon its review, the Board concluded that the investment advisory services provided by the Advisor were of high quality, that the Advisor was reasonably successful in achieving the investment goals of each Fund, and that the Advisor’s services benefited the Funds’ shareholders, particularly in light of the nature of the Funds and the services required to support them.

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid to fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Trust. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there are few fund complexes with substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees. The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve the objectives of the Funds on their own, noting that it would be more expensive or impossible to do so. The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered indirect or “fall-out” benefits that the Advisor derived from its relationship to the Funds, noting in particular that while the Advisor may receive research provided by broker-dealers, best execution will remain the main driver of trade allocation and it will not allocate brokerage in return for research or other non-brokerage services. The Trustees concluded that the Management Services Agreement was in the best interests of the Funds and their shareholders; that the services to be performed were required for the operation of the Funds; and that the Advisor could provide services the nature and quality of which were at least equal to those provided by others offering the same or similar services; and that the fees were reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

The Board also considered the financial condition of the Advisor, which it found to be sound based upon a review of financial statements and discussions with officers of the Advisor. The Board also discussed with representatives of the Advisor potential economies of scale and how and when shareholders might benefit from economies of scale. The Board considered the fact that the Advisor waived its fees and/or reimbursed expenses with respect to specific Fund’s, and an undertaking by the Advisor to institute additional waivers in the future should the aggregate assets of the ProFunds and Access One Trusts and the assets of individual portfolios thereof grow to exceed specified levels.

ACCESS ONE TRUST

Board Approval of Investment Advisory Agreements (continued) (unaudited)

The Board, including the Independent Trustees, concluded that the investment advisory fees and other compensation payable by each Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of each Fund. The Board indicated to the Advisor that it intends to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

ACCESS ONE TRUST

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These expamples also do reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2007 and held for the entire period from July 1, 2007 through December 31, 2007.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/07	12/31/07	7/1/07 - 12/31/07	7/1/07 - 12/31/07

Access VP High Yield Fund	$1,000.00	$1,047.70	$8.41	1.63%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/07	12/31/07	7/1/07 - 12/31/07	7/1/07 - 12/31/07

Access VP High Yield Fund	$1,000.00	$1,016.99	$8.29	1.63%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

ACCESS ONE TRUST

Trustees and Officers
(unaudited)

Number of
		Term of		Portfolios* in	Other
	Position(s)	Office and		Fund Complex	Directorship
Name, Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
and Birth Date	the Trust	Time Served	During Past 5 Years	Trustee	Trustee

Independent Trustees
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; December 2004 to present	Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to present); Managing Director (March 1993 to April 2004).	ProFunds (110); Access One Trust (3); ProShares Trust (58)	Directorship Search Group, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; December 2004 to present	AMC Delancey Group, Inc. (Real Estate Development): Vice President (January 2001 to present).	ProFunds (110); Access One Trust (3); ProShares Trust (58)	AMC Delancey Group, Inc.

Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman	Indefinite; December 2004 to present	Chairman and Chief Executive Officer of the Advisor (May 1997 to present).	ProFunds (110); Access One Trust (3); ProShares Trust (58)	None

*	Represents number of operational portfolios in Fund complex overseen by Trustee.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Name, Address,	Position(s)	Term of Office and	Principal Occupation(s)
and Birth Date	Held with Trust	Length of Time Served	During Past 5 Years

Officers
Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; December 2004 to present	President of the Advisor (May 1997 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer	Indefinite; December 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Calvert Group, Ltd.; Counsel, Compliance Officer and Assistant Secretary (January 1999 to October 2002).

ACCESS ONE TRUST

Trustees and Officers (continued)
(unaudited)

Name, Address,	Position(s)	Term of Office and	Principal Occupation(s)
and Birth Date	Held with the Trust	Length of Time Served	During Past 5 Years

Stephenie E. Adams 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 4/69	Secretary Assistant Secretary	Indefinite; September 2007 to present April 2006 to September 2007	Assistant Vice President, ProFund Advisors LLC (December 2002 to present); Not employed, November 2002; Vice President, FBR National Bank & Trust (May 2000 to October 2002); Vice President and Secretary of FBR Fund for Government Investors, FBR Fund for Tax-Free Investors, Inc., FBR American Gas Index Fund, Inc., and The FBR Rushmore Fund, Inc. (October 1995 to October 2002).

Patrick J. Keniston 100 Summer Street, Suite 1500 Boston, MA 02110 Birth Date: 1/64	Assistant Secretary	Indefinite; December 2006 to present	Vice President, Citi Fund Services (March 2005 to present); Attorney, Citigroup Global Transaction Services (October 2001 to March 2005).

Troy A. Sheets 3435 Stelzer Road Columbus, OH 43219 Birth Date: 5/71	Treasurer	Indefinite; December 2004 to present	Citi Fund Services, Senior Vice President of Fund Administration (April 2002 to present); KPMG LLP, Senior Manager (August 1993 to March 2002).

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/63	Assistant Treasurer	Indefinite; March 2006 to present	Citi Fund Services, Senior Vice President of Fund Administration (September 1998 to present).

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

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Access Funds

This report is submitted for the general information of the shareholders of the Access One Trust. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the Access One Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Access One Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

Access One Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DISTRIBUTORS, INC.

Access Funds are distributed by ProFunds Distributors, Inc.

12/07

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) 2006 $11,000
2007 $11,550

The fees for both years relate to the audit of the registrant’s annual financial statements paid to PricewaterhouseCoopers LLP for only the Fund included in this report under Item 1.

(b) 2006 $3,574
2007 $79

The fees for both years relate to the review of the semi-annual report to shareholders and the review of the post-effective registration statements paid to PricewaterhouseCoopers LLP.

(c) 2006 $4,000
2007 $4,200

The fees for both years relate to the preparation of the registrant’s tax returns paid to PricewaterhouseCoopers LLP for only the Fund included in this report under Item 1.

(d) 2006 $0
2007 $0

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e) (2) 2006 0%
2007 0%

(f) Not applicable.

(g) 2006 $7,574
2007 $4,279

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Access One Trust

By (Signature and Title)*  /s/ Troy A. Sheets
                                              Troy A. Sheets, Treasurer and Principal Financial Officer

Date                   March 4, 2007

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Louis M. Mayberg
                                              Louis M. Mayberg, President and Principal Executive Officer

Date                   March 4, 2007

By (Signature and Title)*  /s/ Troy A. Sheets
                                              Troy A. Sheets, Treasurer and Principal Financial Officer

Date                  March 4, 2007

* Print the name and title of each signing officer under his or her signature.